4. Film and Television Costs, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Film And Television Costs Net
Film and Television costs, beginning balance	$ 8,166,131	$ 2,777,088	$ 2,777,088	$ 2,260,964
Cumulative Effect of Adoption of ASC			(219,472)
Additions to Film and Television Costs	3,140,559		6,644,728	2,863,076
Capitalized interest	50,765		43,510	187,883
Film Amortization Expense	(1,907,222)	$ (1,033,392)	(1,079,723)	(2,534,835)
Film and Television Costs, ending balance	$ 9,450,233		$ 8,166,131	$ 2,777,088